Salaries and other employee expenses (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income		$ 306,000	$ 570,000	$ 739,000
Restricted shares to Directors		1,100,000	1,400,000	1,500,000
Cost pending amortization		$ 699,000
Duration of amortization of restricted cash		2 years 3 months 29 days
Vested shares, Fair value		$ 1,100,000	1,400,000	1,300,000
Amortization cost, Restricted shares		640,000	359,000	503,000
Balance outstanding, Restricted shares		583,000
Weighted average fair value at measurement date, share options vested		$ 256,000	168,000	1,000,000
Expiration period		7 years
Exercise rate of outstanding share options		25.00%
Amortization cost charged against income		$ 14,000
Intrinsic value, exercised options				406,000
Exercise price, share options granted				2,500,000
Wages and salaries		$ 13,717,000	$ 13,232,000	$ 18,487,000
Restricted Shares Amortization Over the Year		3.1 years
Class E shares [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of lapse of restriction on shares		Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year.
Percentage of vesting of restricted share		25.00%
Number of shares issued			57,000	57,000
Number of Shares, Granted		63,000
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options		$ 902,000	$ 355,000	$ 581,000
Wages and salaries		75,000	87,000	102,000
Maximum | Key management personnel of entity or parent [member] | Class E shares [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number Of Shares To Be Granted	3,000,000
Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, Restricted shares granted		$ 727,000	$ 1,300,000	$ 1,600,000
Restricted Stocks [Member] | Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Granted		51,829	23,743	23,412
share-based payment arrangements, Tranche two [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%